UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2014 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Large Cap Value Fund

(formally Systematic Value Fund)

Schedule of Portfolio Investments

May 31, 2014 (unaudited)

	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—6.7%
CBS Corp., Class B	6,800	$405,348
Columbia Sportswear Co.	2,395	200,150
Comcast Corp., Class A	12,750	665,550
Gannett Co., Inc.	11,150	309,859
General Motors Co.	18,050	624,169
The Goodyear Tire & Rubber Co.	17,450	460,157
Macy’s, Inc.	8,050	482,115
Magna International, Inc.[1]	3,030	310,030
Total Consumer Discretionary		3,457,378
Consumer Staples—3.0%
ConAgra Foods, Inc.	6,500	209,950
CVS Caremark Corp.	7,205	564,296
Rite Aid Corp.*	66,675	557,403
Tyson Foods, Inc., Class A	5,250	222,915
Total Consumer Staples		1,554,564
Energy—11.4%
Chesapeake Energy Corp.	34,350	986,532
Cimarex Energy Co.	2,655	342,840
ConocoPhillips	7,450	595,553
Devon Energy Corp.	7,225	533,928
Energen Corp.	4,000	341,520
Exxon Mobil Corp.	14,600	1,467,738
Occidental Petroleum Corp.	5,960	594,152
Valero Energy Corp.	12,450	697,822
Weatherford International, Ltd.*	15,100	327,519
Total Energy		5,887,604
Financials—24.7%
The Allstate Corp.	14,625	852,052
American International Group, Inc.	7,700	416,339
Bank of America Corp.	99,125	1,500,752
Capital One Financial Corp.	5,700	449,673
CBL & Associates Properties, Inc.	19,425	365,578
Discover Financial Services	11,575	684,430
Fifth Third Bancorp	50,925	1,053,638
Genworth Financial, Inc., Class A*	11,800	200,482
The Hartford Financial Services Group, Inc.	6,900	239,085
Huntington Bancshares, Inc.	44,475	412,283
JPMorgan Chase & Co.	21,000	1,166,970
Liberty Property Trust	17,100	661,941

	Shares	Value
MetLife, Inc.	22,525	$1,147,198
Morgan Stanley	11,350	350,261
The PNC Financial Services Group, Inc.	16,285	1,388,622
Prudential Financial, Inc.	4,340	356,574
Raymond James Financial, Inc.	7,025	340,010
Regions Financial Corp.	49,875	508,226
SVB Financial Group*	2,535	267,316
Voya Financial, Inc.	11,675	417,965
Total Financials		12,779,395
Health Care—15.4%
AbbVie, Inc.	11,450	622,078
Aetna, Inc.	12,900	1,000,395
Agilent Technologies, Inc.	10,175	579,364
Boston Scientific Corp.*	42,525	545,596
Bristol-Myers Squibb Co.	5,075	252,430
CR Bard, Inc.	1,475	218,167
Gilead Sciences, Inc.*	8,180	664,298
Grifols, S.A., ADR	6,225	259,085
Mallinckrodt PLC*,1	2,595	201,787
Merck & Co., Inc.	19,175	1,109,466
Pfizer, Inc.	28,100	832,603
Salix Pharmaceuticals, Ltd.*	2,995	341,670
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	13,275	670,255
Thermo Fisher Scientific, Inc.	4,100	479,331
Zimmer Holdings, Inc.	2,050	213,918
Total Health Care		7,990,443
Industrials—13.0%
American Airlines Group, Inc.*	11,100	445,776
Caterpillar, Inc.	3,545	362,405
Deere & Co.	2,710	247,071
Delta Air Lines, Inc.	13,425	535,792
General Dynamics Corp.	2,445	288,804
General Electric Co.	56,825	1,522,342
L-3 Communications Holdings, Inc.	1,610	195,084
Norfolk Southern Corp.	2,685	270,514
Northrop Grumman Corp.	3,350	407,193
PACCAR, Inc.	4,995	316,483
Parker Hannifin Corp.	4,775	597,973
Pitney Bowes, Inc.	9,550	263,867
Southwest Airlines Co.	14,650	387,492
Terex Corp.	8,625	331,717

AMG Systematic Large Cap Value Fund

(formally Systematic Value Fund)

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—13.0% (continued)
United Continental Holdings, Inc.*	12,300	$545,751
Total Industrials		6,718,264
Information Technology—14.1%
Alcatel-Lucent, Sponsored ADR*	58,750	235,587
Amdocs, Ltd.	5,650	271,878
Apple, Inc.	1,100	696,300
Cisco Systems, Inc.	8,325	204,962
eBay, Inc.*	5,750	291,697
F5 Networks, Inc.*	3,600	390,780
Hewlett-Packard Co.	34,000	1,139,000
Intel Corp.	30,600	835,992
Juniper Networks, Inc.*	7,150	174,889
Lam Research Corp.*	6,740	418,150
Micron Technology, Inc.*	25,875	739,766
NXP Semiconductor N.V.*	5,335	331,303
Skyworks Solutions, Inc.	4,925	213,302
SunEdison, Inc.*	16,250	319,962
Western Digital Corp.	5,970	524,464
Xerox Corp.	22,325	275,714
Yahoo!, Inc.*	7,425	257,276
Total Information Technology		7,321,022
Materials—5.4%
Barrick Gold Corp.[1]	35,625	573,919
The Dow Chemical Co.	9,650	502,958
Freeport-McMoRan Copper & Gold, Inc.	19,000	646,950
Gerdau, S.A., Sponsored ADR	47,500	282,150
LyondellBasell Industries N.V., Class A	7,910	787,599
Total Materials		2,793,576
Telecommunication Services—2.1%
AT&T, Inc.	19,725	699,646

	Shares	Value
Frontier Communications Corp.[1]	31,750	$183,833
Level 3 Communications, Inc.*	4,950	216,068
Total Telecommunication Services		1,099,547
Utilities—3.5%
AES Corp.	50,725	715,222
Duke Energy Corp.	8,325	591,741
Exelon Corp.	13,850	510,095
Total Utilities		1,817,058
Total Common Stocks (cost $40,692,481)		51,418,851

	Principal Amount
Short-Term Investments—4.3%
Repurchase Agreements—1.7%[2]
HSBC Securities USA, Inc., dated 05/30/14, due 06/02/14, 0.080%, total to be received $878,230 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.500%, 06/01/18 - 01/01/53, totaling $895,790)	$878,224	878,224

	Shares
Other Investment Companies—2.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	1,353,798	1,353,798
Total Short-Term Investments (cost $2,232,022)		2,232,022
Total Investments—103.6% (cost $42,924,503)		53,650,873
Other Assets, less Liabilities—(3.6)%		(1,848,072)
Net Assets—100.0%		$51,802,801

AMG Systematic Mid Cap Value Fund

(formally Systematic Mid Cap Value Fund)

Schedule of Portfolio Investments

May 31, 2014 (unaudited)

	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—10.5%
Deckers Outdoor Corp.*	29,385	$2,271,167
DR Horton, Inc.	213,200	5,048,576
Gannett Co., Inc.	334,200	9,287,418
The Goodyear Tire & Rubber Co.	171,700	4,527,729
Hanesbrands, Inc.	47,075	3,993,372
Harman International Industries, Inc.	53,185	5,586,021
Macy’s, Inc.	109,525	6,559,452
Magna International, Inc.[1]	78,245	8,006,028
MGM Resorts International*	294,875	7,593,031
Royal Caribbean Cruises, Ltd.	135,775	7,507,000
Starz, Class A*	174,000	5,324,400
The Wendy’s Co.	530,500	4,350,100
Total Consumer Discretionary		70,054,294
Consumer Staples—3.8%
Bunge, Ltd.	34,519	2,682,471
Molson Coors Brewing Co., Class B	101,120	6,646,618
Rite Aid Corp.*	664,350	5,553,966
Tyson Foods, Inc., Class A	245,725	10,433,483
Total Consumer Staples		25,316,538
Energy—7.9%
Chesapeake Energy Corp.	78,650	2,258,828
Cimarex Energy Co.	112,805	14,566,510
Encana Corp.	317,700	7,405,587
Helmerich & Payne, Inc.	17,955	1,974,152
PBF Energy, Inc., Class A	231,925	7,400,727
Precision Drilling Corp.	383,650	4,972,104
Weatherford International, Ltd.*	201,300	4,366,197
Whiting Petroleum Corp.*	134,660	9,675,321
Total Energy		52,619,426
Financials—23.7%
BioMed Realty Trust, Inc.	698,500	15,157,450
Brandywine Realty Trust	290,250	4,440,825
CBL & Associates Properties, Inc.	246,725	4,643,365
CBRE Group, Inc., Class A*	258,175	7,703,942
DuPont Fabros Technology, Inc.	292,350	7,475,390
Genworth Financial, Inc., Class A*	346,900	5,893,831
The Hartford Financial Services Group, Inc.	137,625	4,768,706
HCC Insurance Holdings, Inc.	112,200	5,271,156
Invesco, Ltd.	271,725	9,972,307

	Shares	Value
KeyCorp	526,950	$7,213,946
Liberty Property Trust	372,975	14,437,862
Lincoln National Corp.	138,475	6,641,261
Raymond James Financial, Inc.	248,775	12,040,710
Regions Financial Corp.	1,445,200	14,726,588
Sunstone Hotel Investors, Inc.	392,625	5,767,661
SunTrust Banks, Inc.	215,275	8,249,338
Validus Holdings, Ltd.	74,425	2,778,285
Voya Financial, Inc.	274,525	9,827,995
Webster Financial Corp.	373,925	11,187,836
Total Financials		158,198,454
Health Care—8.7%
Aetna, Inc.	67,640	5,245,482
The Cooper Cos., Inc.	37,270	4,808,575
Grifols, S.A., ADR	109,000	4,536,580
Hologic, Inc.*	215,500	5,266,820
Mallinckrodt PLC*,1	81,430	6,331,997
MEDNAX, Inc.*	88,395	5,094,204
Mylan, Inc.*	100,075	4,987,738
Quintiles Transnational Holdings, Inc.*	125,485	6,397,225
Universal Health Services, Inc., Class B	90,190	8,078,318
Zimmer Holdings, Inc.	72,415	7,556,505
Total Health Care		58,303,444
Industrials—14.5%
Alliant Techsystems, Inc.	47,495	5,998,144
Allison Transmission Holdings, Inc.	303,339	9,394,409
Con-way, Inc.	88,900	4,108,069
GATX Corp.	131,300	8,646,105
Generac Holdings, Inc.	152,365	7,417,128
Huntington Ingalls Industries, Inc.	33,058	3,300,180
ITT Corp.	194,850	8,511,048
L-3 Communications Holdings, Inc.	27,615	3,346,110
Manpowergroup, Inc.	42,240	3,462,835
Oshkosh Corp.	109,925	5,941,446
Parker Hannifin Corp.	52,190	6,535,754
Pitney Bowes, Inc.	233,350	6,447,460
Quanta Services, Inc.*	76,850	2,609,058
Regal-Beloit Corp.	42,825	3,268,832
RR Donnelley & Sons Co.	298,150	4,722,696
Southwest Airlines Co.	328,475	8,688,164

AMG Systematic Mid Cap Value Fund

(formally Systematic Mid Cap Value Fund)

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—14.5% (continued)
United Continental Holdings, Inc.*	102,650	$4,554,580
Total Industrials		96,952,018
Information Technology—13.7%
Advanced Energy Industries, Inc.*	172,600	3,377,782
CommScope Holding Co., Inc.*	198,250	5,241,730
Electronic Arts, Inc.*	58,350	2,049,836
F5 Networks, Inc.*	64,905	7,045,438
Finisar Corp.*	254,525	6,044,969
First Solar, Inc.*	90,840	5,612,095
GT Advanced Technologies, Inc.*	534,050	9,004,083
Juniper Networks, Inc.*	259,100	6,337,586
Lam Research Corp.*	89,525	5,554,131
Micron Technology, Inc.*	119,475	3,415,790
NVIDIA Corp.	140,975	2,678,525
NXP Semiconductor N.V.*	91,800	5,700,780
ON Semiconductor Corp.*	747,275	6,493,820
SanDisk Corp.	43,400	4,193,742
TiVo, Inc.*	490,600	5,838,140
Web.com Group, Inc.*	205,405	7,074,148
Western Digital Corp.	70,470	6,190,789
Total Information Technology		91,853,384
Materials—5.7%
Alcoa, Inc.	941,800	12,817,898
Allegheny Technologies, Inc.	154,795	6,357,431
Celanese Corp., Series A	54,900	3,442,230
Graphic Packaging Holding Co.*	228,225	2,508,193
Huntsman Corp.	371,425	9,913,333
Stillwater Mining Co.*	194,675	3,272,487
Total Materials		38,311,572
Telecommunication Services—2.1%
Level 3 Communications, Inc.*	323,562	14,123,481
Utilities—7.7%
AES Corp.	231,175	3,259,568
Ameren Corp.	422,575	16,628,326
Atmos Energy Corp.	354,800	17,775,480
CMS Energy Corp.	295,050	8,777,738
Portland General Electric Co.	155,050	5,127,504
Total Utilities		51,568,616
Total Common Stocks (cost $590,435,549)		657,301,227

	Principal Amount	Value
Short-Term Investments—3.5%
Repurchase Agreements—1.6%[2]
Bank of Nova Scotia, dated 05/30/14, due 06/02/14, 0.080%, total to be received $2,592,931 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 10/29/14 - 11/01/43, totaling $2,644,790)	$2,592,914	$2,592,914
Citigroup Global Markets, Inc., dated 05/30/14, due 06/02/14, 0.080%, total to be received $2,592,931 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 08/15/14 - 09/01/50, totaling $2,644,772)	2,592,914	2,592,914
Credit Suisse Securities (USA) LLC, dated 05/30/14, due 06/02/14, 0.060%, total to be received $545,865 (collateralized by various U.S. Government Agency Obligations, 0.000%, 08/15/14 - 08/15/43, totaling $556,789)	545,862	545,862
HSBC Securities USA, Inc., dated 05/30/14, due 06/02/14, 0.070%, total to be received $2,592,929 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.375%, 07/15/14 - 03/17/31, totaling $2,644,788)	2,592,914	2,592,914
Morgan Stanley & Co., dated 05/30/14, due 06/02/14, 0.080%, total to be received $2,592,931 (collateralized by various U.S. Government Agency Obligations, 2.018% - 9.500%, 06/01/14 - 02/01/48, totaling $2,644,772)	2,592,914	2,592,914
Total Repurchase Agreements		10,917,518

	Shares
Other Investment Companies—1.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	12,346,077	12,346,077
Total Short-Term Investments (cost $23,263,595)		23,263,595
Total Investments—101.8% (cost $613,699,144)		680,564,822
Other Assets, less Liabilities—(1.8)%		(12,245,582)
Net Assets—100.0%		$668,319,240

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At May 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$43,247,277	$10,836,588	$(432,992)	$10,403,596
AMG Systematic Mid Cap Value Fund	615,945,306	71,838,498	(7,218,982)	64,619,516

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of May 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$864,294	1.7%
AMG Systematic Mid Cap Value Fund	10,751,537	1.6%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the May 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of May 31, 2014:

	Quoted Prices in Active Markets	Significant Other	Significant Unobservable
	for Identical Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$51,418,851	—	—	$51,418,851
Short-Term Investments
Repurchase Agreements	—	$878,224	—	878,224
Other Investment Companies	1,353,798	—	—	1,353,798

Total Investments in Securities	$52,772,649	$878,224	—	$53,650,873

	Quoted Prices in Active Markets	Significant Other	Significant Unobservable
	for Identical Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$657,301,227	—	—	$657,301,227
Short-Term Investments
Repurchase Agreements	—	$10,917,518	—	10,917,518
Other Investment Companies	12,346,077	—	—	12,346,077

Total Investments in Securities	$669,647,304	$10,917,518	—	$680,564,822

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of May 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: July 28, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: July 28, 2014